Stock Incentive Plan and Warrants (Details 4) (USD $)	Dec. 31, 2012
Summary of the aggregate intrinsic value of shares outstanding and exercisable
Number of Shares	15,140,956
Aggregate Intrinsic Value	$ 4,500